EMPLOYEE BENEFIT PLANS - Accumulated Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 54,750
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	0	63,142
Accumulated benefit obligation	0	63,142
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Accumulated postretirement benefit obligation	$ 1,404	$ 1,491